Fair Value Measurement of Financial Instruments - Schedule of Movements In The Fair Value Measurement of Assets (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 129,714
Ending balance	212,284
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	118,066
Purchase	106,682
Disposal	(57,687)
Recognized in profit or loss	3,112
Recognized in other comprehensive income	45
Ending balance	170,218
Level 3 [Member] | Financial assets measured at FVOCI [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	44
Recognized in other comprehensive income	45
Ending balance	89
Level 3 [Member] | Financial assets measured at FVPL [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	118,022
Purchase	106,682
Disposal	(57,687)
Recognized in profit or loss	3,112
Ending balance	¥ 170,129